BUSINESS SEGMENT AND GEOGRAPHIC AREA INFORMATION	12 Months Ended
Mar. 31, 2023
Segment Reporting [Abstract]
BUSINESS SEGMENT AND GEOGRAPHIC AREA INFORMATION

NOTE 20 - BUSINESS SEGMENT AND GEOGRAPHIC AREA INFORMATION

Business Segments -

As of March 31, 2023, and 2022, the Company, through its subsidiaries, markets and sells its products and services to consumers, through its independent sales force and proprietary websites, and to its independent distributors. The Company has determined its reportable segments are: (a) the sale of health and wellness products, and (b) the sale of member-based travel services. The Company’s determination of its reportable segments is based on how its chief operating decision maker manages the business.

The Company’s segment information is as follows:

	Fiscal Year Ended March 31,
	2023	2022
Net sales
Health and wellness products	$15,990,756	$32,147,330
Other	111,380	2,276,984
Total net sales	$16,102,136	$34,424,314
Operating earnings (loss):
Segment gross profit:
Health and wellness products	$9,192,641	$22,059,788
Other	64,029	1,562,655
Total segment gross profit	9,256,670	23,622,443
Selling and marketing expenses	6,989,660	17,239,655
General and administrative expenses	17,081,915	19,714,963
Consolidated operating loss	$(14,814,905)	$(13,332,175)
Total Assets:
Health and wellness	$4,961,068	$13,729,219
Corporate	12,118,647	29,435,505
Consolidated total assets	$17,079,715	$43,164,724
Payments for property and equipment:
Health and wellness	$-	$208,952
Corporate	1,196,406	9,123,016
Consolidated payments for property and equipment	$1,196,406	$9,331,967
Depreciation and amortization expense:
Health and wellness	$101,733	$94,459
Corporate	624,933	560,808
Consolidated depreciation and amortization	$726,666	$655,267

Geographic Area Information

Our consolidated net sales, by geographic area, were as follows:

	Fiscal Year Ended March 31,
Country	2023	2022
United States	$14,699,480	$29,803,258
Canada	769,229	2,446,330
Republic of Korea	441,666	1,706,367
Other	191,761	468,359
	$16,102,136	$34,424,314

Our consolidated total assets, by geographic area, were as follows:

	Fiscal Year Ended March 31,
Country	2023	2022
United States	$15,774,367	$39,865,782
Republic of Korea	1,053,773	2,663,149
Other	198,212	635,793
	$17,079,715	$43,164,724